Putnam Investments, LLC
                                           One Post Office Square
                                           Boston, MA 02109
                                           March 1, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Global Aggressive Growth Fund, a series of Putnam Investment
    Funds Trust, (Reg. No. 33-56339) (811-7237) (the "Fund") Post-Effective Amendment No. 42 to Registration Statement on Form N-1A

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective
Amendment No. 42 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on February 27, 2001.

     Comments or questions concerning this certificate may be directed to Gregory Pickard at 1-800-225-2465, ext. 17122.

                                           Very truly yours,

                                           PUTNAM GLOBAL AGGRESSIVE GROWTH FUND

                                           /s/ Gordon H. Silver
                                       By: ----------------------------
                                           Gordon H. Silver
                                           Vice President


cc: Greg Pusch, Esq.